Schedule I - Condensed Financial Information of Dryships Inc. - Statements of Operations (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EXPENSES:
General and administrative expenses	$ (184,722)	$ (145,935)	$ (123,247)
Operating loss	155,576	15,854	169,660
OTHER INCOME / (EXPENSES):
Interest and finance cost	(332,129)	(210,128)	(146,173)
Interest income	12,498	4,203	16,575
Loss on interest rate swaps	8,373	(54,073)	(68,943)
Other, net	2,245	(492)	9,023
Total other (expenses), net	(309,013)	(260,490)	(189,518)
Net loss	(198,028)	(288,593)	(47,286)
Loss per share, basic	$ (0.58)	$ (0.65)	$ (0.21)
Weighted average number of shares, basic	384,063,306	380,159,088	355,144,764
Loss per share, diluted	$ (0.58)	$ (0.65)	$ (0.21)
Weighted average number of outstanding shares, diluted	384,063,306	380,159,088	355,144,764
Dryships Inc.
EXPENSES:
General and administrative expenses	(21,090)	(29,408)	(42,903)
Operating loss	(21,090)	(29,408)	(42,903)
OTHER INCOME / (EXPENSES):
Interest and finance cost	(89,124)	(85,692)	(83,025)
Interest income	226	3,065	658
Loss on interest rate swaps	(774)	(9,513)	(27,807)
Other, net	(430)	672	3,809
Total other (expenses), net	(90,102)	(91,468)	(106,365)
Equity in earnings/ (loss) of subsidiaries (eliminated in consolidation)	(112,404)	(125,902)	79,140
Net loss	$ (223,596)	$ (246,778)	$ (70,128)
Loss per share, basic	$ (0.58)	$ (0.65)	$ (0.21)
Weighted average number of shares, basic	384,063,306	380,159,088	355,144,764
Loss per share, diluted	$ (0.58)	$ (0.65)	$ (0.21)
Weighted average number of outstanding shares, diluted	384,063,306	380,159,088	355,144,764